Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2021 MXN ($) Vessel	Dec. 31, 2020 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 857,161	$ 958,969
Revaluation surplus, before taxes	914,260	1,455,179
Vessels [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 8,206	$ 102,993
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	3	4
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 715,613	$ 715,616
Revaluation surplus, before taxes		330,571
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 133,342	$ 140,360